Loan Sales and Variable Interest Entities - Summary of Cash Flows between Company and Transferees in Transfers Accounted for Sales (Detail) - Variable Interest Entity, Not Primary Beneficiary, Aggregated Disclosure [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows:
Proceeds from sales	$ 23,525,952	$ 14,206,816	$ 11,703,015
Mortgage loan servicing fees received	125,961	97,633	$ 70,294
UPB of mortgage loans outstanding	56,303,664	42,300,338
Delinquent mortgage loans:
30-89 days delinquent	262,467	175,599
90 or more days delinquent:
Not in foreclosure or bankruptcy	53,200	38,669
In foreclosure or bankruptcy	$ 61,537	$ 31,386